Supplemental Cash Flow Disclosure - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Parentheical) (Details)	12 Months Ended
Mar. 31, 2018 CAD ($)
Disclosure Of Supplementary Cash Flow Information [Line Items]
Penalty on debt reimbursement	$ 263,483
Loan in GBP
Disclosure Of Supplementary Cash Flow Information [Line Items]
Penalty on debt reimbursement	$ 263,483